EQ ADVISORS TRUSTSM

Supplement dated March 22, 2016 to the Prospectus dated May 1, 2015, as supplemented

This Supplement updates certain information contained in the Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2015, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the investment managers of the AXA Large Cap Value Managed Volatility Portfolio (the “Portfolio”).

Information Regarding

AXA Large Cap Value Managed Volatility Portfolio

Effective immediately, the table in the section of the Prospectus entitled “AXA Large Cap Value Managed Volatility Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: AllianceBernstein, L.P. (“AllianceBernstein”)” is deleted in its entirety and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Joseph Gerard Paul	Senior Vice President/Chief Investment Officer – US Value Equities at AllianceBernstein	October 2009
Cem Inal	Senior Vice President/Portfolio Manager at AllianceBernstein	March 2016

Effective immediately, the fourteenth, fifteenth and sixteenth paragraphs in the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P.” are deleted in their entirety and replaced with the following information:

The US Large Cap Value Investment Team, comprised of Joseph Gerard Paul and Cem Inal, manages and makes investment decisions for the Active Allocated Portion of the AXA Large Cap Value Managed Volatility Portfolio. The Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff.

Joseph Gerard Paul, Senior Vice President/CIO — US Value Equities since 2009. He also serves as CIO for Strategic Equities at AllianceBernstein. Mr. Paul has been with AllianceBernstein and Sanford C. Bernstein & Co., a predecessor company, since 1987. For more than five years prior thereto he served as CIO of Small and Mid-Cap Value Equities.

Cem Inal, Senior Vice President/Portfolio Manager at AllianceBernstein since 2014. He also serves as Senior Research Analyst and is the sector leader of the technology team. He has been with AllianceBernstein since 2003 and has 25 years of industry experience. Mr. Inal previously co-managed AllianceBernstein’s International Small Cap Value service from its inception in 2014 to 2016.

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MARCH 22, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2015, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus, or Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the investment managers for the AXA Large Cap Value Managed Volatility Portfolio (the “Portfolio”).

With regard to the Portfolio, information contained in the tables of the section of the SAI entitled “Appendix C — EQ ADVISORS TRUST — PORTFOLIO MANAGER INFORMATION — AllianceBernstein L.P. (“Alliance” or “Adviser”) — AXA Large Cap Value Managed Volatility Portfolio”, is hereby deleted and replaced with the following information:

AllianceBernstein L.P. (“AllianceBernstein” or “Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2015.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA Large Cap Value Managed Volatility Portfolio
Joseph Gerard Paul	41	$14,144 million	100	$22,101 million	28,988	$34,166 million	0	N/A	1	$179 million	0	N/A
Cem Inal	12	$2,234 million	10	$260 million	4,330	$3,270 million	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2015

Portfolio Manager	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,000-$1,000,000	over $1,000,000
AXA Large Cap Value Managed Volatility Portfolio
Joseph Gerard Paul	X
Cem Inal	X